Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (382,813,263)	$ (53,918,103)	¥ (196,583,046)	¥ 52,930,624
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	40,984	5,772	60,837	78,000
Loss from disposal of property and equipment	6,486	914
Loss from dissolution of a subsidiary	2,125,365	299,351
Amortization of educational contents	53,922,689	7,594,852	91,542,454	45,296,565
Impairment of educational contents	197,466,973	27,812,641	106,182,780
Impairment of long-term prepayments	155,307,333	21,874,580
Amortization of intangible assets	2,074,929	292,248	16,840,435	6,656,298
Impairment of intangible assets	4,641,741	653,776	12,139,226
Impairment of goodwill			7,712,011
Amortization of operating lease right-of-use assets	1,745,000	245,778	300,024	2,362,967
Deemed interest expenses on shareholder contribution	1,347,705	189,820
(Reversal of provision) provision for doubtful accounts	1,452,422	204,569	34,901,498	(119,539)
Deferred tax benefit (expense)	211,267	29,756	(10,980,054)	(649,078)
Changes in operating assets and liabilities:
Accounts receivable	11,218,018	1,580,025	52,700,747	10,148,705
Inventories			1,560,838	15,655
Prepaid expenses and other current assets	(10,917,270)	(1,537,665)	3,127,291	(2,197,407)
Short-term prepayments	176,543,547	24,865,639	33,608,121	(285,437,271)
Other non-current assets	(219,417)	(30,904)
Accounts payable	3,487,900	491,260	(16,249,305)	1,059,057
Salary and welfare payable	867,609	122,200	(1,108,840)	9,831
Contract liabilities	(203,296,033)	(28,633,647)	(37,271,217)	319,904,579
Income taxes payable	3,531,193	497,358	(2,572,452)	2,822,268
VAT and other tax payable	(1,865,172)	(262,704)	1,393,981	(1,122,235)
Other payables	111,409	15,689	(2,787,853)	(1,964,796)
Lease liabilities	(1,831,459)	(257,956)	(295,367)	(2,020,636)
Net cash provided by (used in) operating activities	15,159,956	2,135,249	94,222,109	147,773,587
Cash flows from investing activities:
Purchase of short-term investments	(22,155,849)	(3,120,586)	(3,850,000)	(24,405,127)
Proceeds from redemption of short-term investment	22,011,955	3,100,319	11,200,000	83,655,127
Purchase of property and equipment	(106,959)	(15,065)		(76,280)
Repayment of loans from a related party	70,453	9,923
Purchase of educational contents	(54,985,130)	(7,744,494)	(176,597,637)	(64,811,320)
Prepayment for educational contents			(46,223,984)	(139,002,868)
Loans made to a third party			(3,015,018)
Net cash used in investing activities	(55,165,530)	(7,769,903)	(218,486,639)	(144,640,468)
Cash flows from financing activities:
Repayment to related parties	(7,248,140)	(1,020,879)	(17,064,116)
Borrowing from related parties	452	64		48,808,057
Net proceeds raised in connection with initial public offering			146,982,044
Payments of issuance cost in relation with initial public offering			(481,408)	(8,621,261)
Advance to a related party for issuance costs in relation with initial public offering				(2,512,809)
Refund from a related party for issuance costs in relation with initial public offering			1,421,881
Deposits made to a redeemable ordinary shareholder			(4,296,606)
Net cash provided by (used in) financing activities	(7,247,688)	(1,020,815)	126,561,795	37,673,987
Effect of exchange rate changes on cash and cash equivalents held in foreign currencies	373,943	52,655	1,491,231	(489,011)
Net increase (decrease) in cash and cash equivalents	(46,879,319)	(6,602,814)	3,788,496	40,318,095
Cash and cash equivalents at beginning of the year	65,055,278	9,162,844	61,266,782	20,948,687
Cash and cash equivalents at end of the year	18,175,959	2,560,030	65,055,278	61,266,782
Supplemental disclosures of cash flows information:
Cash paid for income taxes	30,032	4,230	1,177,693	2,617,807
Cash paid for interest expenses
Non-cash Investing and Financing activities:
Transfer of prepaid issuance cost to additional paid-in capital			¥ 8,943,892